Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 43,954,616		$ 43,723,492
Less: Reserve for obsolete and slow-moving inventories	(2,852,604)		(3,418,130)
Total	$ 41,102,012	$ 2,181	$ 40,305,362